Loans Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of long-term loan and current portion of long-term loan
	September 30,	December 31,
	2021	2020
Loan payable to Agricultural Bank of China, annual interest rate ranges from 6% to 7.2%	$-	$4,571,452
Loan payable to Rushan City Rural Credit Union, annual interest 8.7875%, due by July 18, 2022.	1,156,938	1,144,363
Long-term loans due to individuals and entities without interest	279,555	281,112
	1,436,493	5,996,927
Current portion of long-term loans payable	1,156,938	4,571,452
Total, net	$279,555	$1,425,475

	December 31,	December 31,
	2020	2019
Loan payable to Agricultural Bank of China, annual interest rate ranges from 6% to 7.2%	$4,571,452	$4,294,707
Loan payable to Rushan City Rural Credit Union, annual interest 8.7875%, due by July 18, 2022.	1,144,363	1,079,152
Long-term loans and interest payable to individuals and entities without interest	281,112	1,855,294
	5,996,927	7,229,153
Less: Current portion of long-term loans payable	4,571,452	5,373,859
Total, net	$1,425,475	$1,855,294

Schedule of future loan obligations
within 1 year	$1,156,938
1-2 years	279,555
3 years	-
Total	$1,436,493

Year 1	$4,571,452
Year 2	1,425,475
Total	$5,996,927